Fair Value Measurements (Details) - Schedule of Key Inputs into the Black Scholes Model for the Over-Allotment Liability - $ / shares		12 Months Ended
	Jan. 11, 2022	Jan. 11, 2022	Dec. 31, 2021
Schedule of Key Inputs into the Black Scholes Model for the Over-Allotment Liability [Abstract]
Risk-free interest rate	0.04%	0.04%	0.06%
Expected term (years)	25 days	25 days	1 month 6 days
Expected volatility	11.26%	11.26%	11.72%
Exercise price	$ 10	$ 10	$ 10
Unit Price	$ 9.98	$ 9.98	$ 9.93